Non-current assets - exploration and evaluation (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets - exploration and evaluation [Abstract]
Non-Current Assets - Exploration and Evaluation
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Exploration assets	214,737	209,009

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Exploration assets
$'000

Balance at 1 July 2025	203,110
Additions - Rhyolite Rydge	5,850
Exploration expenditure - noncore	49

Balance at 31 December 2025	209,009
Additions - Rhyolite Rydge	5,728

Balance at 30 June 2026	214,737